Registration No. 33-74232


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. _12__ __X__


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. ___ _____

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842


  M. D. Roughton, The Principal Financial Group, Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        __X__  on July 30 pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

        _____  75 days after filing  pursuant to paragraph (a)(2) of Rule 485

        _____  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

        __X___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This amendment is being filed pursuant to Rule 485(b)(1)(iii) solely for the purpose of designating a new effective date for the post-effective amendment filed pursuant to Rule 485(a) on May 5, 1999 (the "Previously filed
Post-Effective Amendment"). Part A, B and C of the Previously Filed Post-Effective Amendment are incorporated herein by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 7th day of June, 1999

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                    June 7, 1999
--------------------           Chief Executive Officer
D. J. Drury


/s/ D. C. Cunningham           Vice President and              June 7, 1999
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Senior Vice President           June 7, 1999
--------------------           (Principal Financial
M. H. Gersie                   Officer)


  (B. J. Bernard)*             Director                        June 7, 1999
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        June 7, 1999
--------------------
J. Carter-Miller


  (C. D. Gelatt, Jr.)*         Director                        June 7, 1999
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                        June 7, 1999
--------------------
J. B. Griswell


  (G. D. Hurd)*                Director                        June 7, 1999
--------------------
G. D. Hurd


  (C. S. Johnson)*             Director                        June 7, 1999
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        June 7, 1999
--------------------
W. T. Kerr


  (L. Liu)*                    Director                        June 7, 1999
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                        June 7, 1999
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                        June 7, 1999
--------------------
R. D. Pearson


  (J. R. Price)*               Director                        June 7, 1999
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                        June 7, 1999
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                        June 7, 1999
--------------------
E. E. Tallett


  (F. W. Weitz)*               Director                        June 7, 1999
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman and Chief Executive Officer


                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein